Eaton Vance
Global Bond Fund
January 31, 2023 (Unaudited)

Eaton Vance Global Bond Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2023, the value of the Fund’s investment in the Portfolio was $38,290,649 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 4.4%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M2, 6.81%, (30-day average SOFR + 2.50%), 1/25/42(1)(2)	$1,800	$ 1,677,394
Total Collateralized Mortgage Obligations (identified cost $1,690,025)		$ 1,677,394

Foreign Corporate Bonds — 2.6%
Security	Principal Amount (000's omitted)		Value
Iceland — 2.6%
Arion Banki HF, 6.00%, 4/12/24(3)	ISK	100,000	$ 698,507
Landsbankinn HF, 5.00%, 11/23/23(3)	ISK	40,000	279,119
Total Foreign Corporate Bonds (identified cost $1,207,030)			$ 977,626

Sovereign Government Bonds — 65.8%
Security	Principal Amount (000's omitted)		Value
Australia — 8.7%
Australian Capital Territory, 1.25%, 5/22/25(3)	AUD	2,350	$ 1,574,804
New South Wales Treasury Corp., 4.00%, 5/20/26(3)	AUD	2,467	1,762,571
			$ 3,337,375
Colombia — 2.1%
Titulos De Tesoreria B:
5.75%, 11/3/27	COP	1,654,000	$ 277,633
6.00%, 4/28/28	COP	645,000	107,244
7.00%, 3/26/31	COP	1,409,600	224,427
7.00%, 6/30/32	COP	1,367,900	210,143
			$ 819,447
Dominican Republic — 4.5%
Dominican Republic:
8.00%, 1/15/27(3)	DOP	3,970	$ 59,233
8.00%, 2/12/27(3)	DOP	20,150	298,838
12.00%, 8/8/25(1)	DOP	10,930	182,041
13.00%, 6/10/34(3)	DOP	40,800	749,009
13.625%, 2/3/33(3)(4)	DOP	16,000	281,938
Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(3)	DOP	900	$ 12,652
13.00%, 12/5/25(1)	DOP	8,440	139,566
			$ 1,723,277
Germany — 10.0%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32(3)	EUR	3,700	$ 3,835,573
			$ 3,835,573
Honduras — 0.8%
Honduras Government International Bond, 7.50%, 3/15/24(3)	USD	317	$ 316,202
			$ 316,202
Iceland — 1.7%
Republic of Iceland:
1.50%, 5/15/23	ISK	34,247	$ 239,452
2.50%, 4/15/24	ISK	15,753	105,847
5.00%, 11/15/28	ISK	3,916	25,442
8.00%, 6/12/25	ISK	37,968	272,806
			$ 643,547
India — 2.1%
Export-Import Bank of India, 2.25%, 1/13/31(3)	USD	1,000	$ 812,325
			$ 812,325
Indonesia — 2.0%
Indonesia Government Bond:
6.125%, 5/15/28	IDR	1,053,000	$ 69,220
7.125%, 6/15/42	IDR	1,472,000	99,750
7.125%, 6/15/43	IDR	8,036,000	548,464
7.375%, 5/15/48	IDR	529,000	36,155
			$ 753,589
Italy — 5.3%
Italy Buoni Poliennali Del Tesoro, 0.00%, 8/1/26(3)	EUR	2,100	$ 2,030,848
			$ 2,030,848
Jordan — 0.5%
Kingdom of Jordan, 7.375%, 10/10/47(3)	USD	200	$ 180,661
			$ 180,661

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico — 4.0%
Mexican Udibonos, 4.00%, 11/30/28	MXN	28,900	$ 1,516,796
			$ 1,516,796
New Zealand — 4.4%
New Zealand Government Bond, 3.00%, 9/20/30(3)(5)	NZD	2,410	$ 1,693,906
			$ 1,693,906
Peru — 1.9%
Peru Government Bond:
5.35%, 8/12/40	PEN	1,000	$ 191,294
5.40%, 8/12/34	PEN	1,581	328,592
6.95%, 8/12/31	PEN	845	206,269
			$ 726,155
Philippines — 1.5%
Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$ 569,909
			$ 569,909
Romania — 0.7%
Romania Government International Bond, 3.375%, 1/28/50(3)	EUR	405	$ 270,900
			$ 270,900
Serbia — 4.5%
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	187,260	$ 1,714,010
			$ 1,714,010
South Africa — 4.5%
Republic of South Africa, 10.50%, 12/21/26	ZAR	27,560	$ 1,710,565
			$ 1,710,565
South Korea — 4.2%
Korea Treasury Bond, 4.00%, 12/10/31	KRW	1,901,500	$ 1,627,159
			$ 1,627,159
Ukraine — 1.4%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	563	$ 11,288
11.67%, 11/22/23	UAH	1,508	30,235
15.84%, 2/26/25	UAH	24,772	427,685
15.97%, 4/19/23	UAH	1,938	41,734
16.00%, 5/24/23	UAH	1,057	23,547
			$ 534,489
Security	Principal Amount (000's omitted)		Value
Uruguay — 1.0%
Uruguay Government Bond, 3.875%, 7/2/40	UYU	14,415	$ 399,938
			$ 399,938
Total Sovereign Government Bonds (identified cost $27,938,446)			$25,216,671

U.S. Government Agency Mortgage-Backed Securities — 10.0%
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association:
4.605%, (COF + 1.79%), with maturity at 2035(6)	$110	$ 111,745
5.00%, with maturity at 2052	990	994,288
5.50%, 30-Year, TBA(7)	2,700	2,743,454
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $3,827,193)		$ 3,849,487

U.S. Treasury Obligations — 1.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bond, 0.125%, 2/15/52(8)(9)	$532	$ 367,488
Total U.S. Treasury Obligations (identified cost $398,523)		$ 367,488

Short-Term Investments — 19.9%
Affiliated Fund — 16.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(10)	6,378,687	$ 6,378,687
Total Affiliated Fund (identified cost $6,378,687)		$ 6,378,687

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Sovereign Government Securities — 0.1%
Security	Principal Amount (000's omitted)		Value
Ukraine — 0.1%
Ukraine Treasury Bill, 0.00%, 3/1/23	UAH	1,775	$ 43,467
Total Sovereign Government Securities (identified cost $54,665)			$ 43,467

U.S. Treasury Obligations — 3.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 2/14/23(9)	$1,200	$ 1,198,144
Total U.S. Treasury Obligations (identified cost $1,198,109)		$ 1,198,144
Total Short-Term Investments (identified cost $7,631,461)		$ 7,620,298

Total Investments — 103.7% (identified cost $42,692,678)	$39,708,964
Total Written Swaptions — (0.0)%(11) (premiums received $23,000)	$ (12,614)
Other Assets, Less Liabilities — (3.7)%	$(1,397,777)
Net Assets — 100.0%	$38,298,573
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $1,999,001 or 5.2% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $14,857,086 or 38.8% of the Portfolio's net assets.
(4)	When-issued security.
(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2023.
(7)	TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.
(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(9)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(11)	Amount is less than (0.05)%.

Written Interest Rate Swaptions (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Expiration Date	Value
Option to enter into interest rate swap expiring 5/3/23 to pay SOFR and receive 3.31%	Bank of America, N.A.	USD	(1,000,000)	5/3/23	$(12,614)
Total					$(12,614)
(1)	Amount is less than (0.05)%.

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	484,362	USD	94,638	2/2/23	$ 778
USD	92,250	BRL	484,362	2/2/23	(3,167)
USD	303,957	PHP	17,500,000	2/24/23	(15,866)
USD	312,541	PHP	18,000,000	2/24/23	(16,419)
BRL	390,000	USD	71,181	3/2/23	5,263
BRL	94,362	USD	17,278	3/2/23	1,218
USD	39,120	BRL	200,000	3/2/23	(82)
IDR	2,252,400,000	USD	144,886	3/6/23	5,171
IDR	2,064,000,000	USD	132,878	3/6/23	4,628
IDR	1,892,250,122	USD	121,911	3/6/23	4,153
USD	71,375	IDR	1,081,189,105	3/6/23	(655)
USD	288,512	IDR	4,369,220,895	3/6/23	(2,571)
AUD	1,757,925	USD	1,204,107	3/15/23	38,730
CLP	278,500,000	USD	321,267	3/15/23	26,352
CLP	60,900,000	USD	69,976	3/15/23	6,039
CLP	60,000,000	USD	68,978	3/15/23	5,913
EUR	11,008,954	USD	11,800,206	3/15/23	199,663
IDR	37,593,929,911	USD	2,400,634	3/15/23	103,823
IDR	6,665,071,926	USD	427,687	3/15/23	16,331
IDR	5,412,100,000	USD	347,105	3/15/23	13,442
KRW	778,000,000	USD	600,170	3/15/23	31,572
KRW	195,000,000	USD	149,333	3/15/23	9,009
KRW	214,000,000	USD	164,907	3/15/23	8,862
KRW	147,618,900	USD	113,891	3/15/23	5,977
KRW	107,500,000	USD	82,902	3/15/23	4,389
KRW	56,000,000	USD	42,885	3/15/23	2,587
KRW	62,000,000	USD	47,777	3/15/23	2,568
KRW	42,100,000	USD	32,481	3/15/23	1,704
KRW	380,000,000	USD	309,363	3/15/23	(800)
NZD	1,600,000	USD	1,032,358	3/15/23	2,243
PEN	242,400	USD	62,709	3/15/23	113
PEN	19,102	USD	4,973	3/15/23	(23)
PEN	353,000	USD	91,724	3/15/23	(239)
PEN	1,190,000	USD	309,211	3/15/23	(804)
PEN	2,000,000	USD	520,359	3/15/23	(2,028)
SEK	17,150,000	USD	1,665,412	3/15/23	(21,742)
USD	315,038	CLP	278,500,000	3/15/23	(32,581)
USD	178,476	COP	869,000,000	3/15/23	(6,126)
USD	202,562	COP	986,273,168	3/15/23	(6,953)
USD	627,303	COP	3,054,338,552	3/15/23	(21,531)
USD	169,439	EUR	158,078	3/15/23	(2,867)
USD	514,207	EUR	479,727	3/15/23	(8,701)
USD	826,302	EUR	770,895	3/15/23	(13,981)
USD	831,495	EUR	775,740	3/15/23	(14,069)

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	1,248,193	EUR	1,164,497	3/15/23	$ (21,120)
USD	1,291,219	EUR	1,204,638	3/15/23	(21,848)
USD	1,519,207	EUR	1,417,339	3/15/23	(25,705)
USD	2,240,130	EUR	2,089,920	3/15/23	(37,904)
USD	771,211	IDR	12,077,171,926	3/15/23	(33,353)
USD	2,408,674	IDR	37,719,834,412	3/15/23	(104,170)
USD	1,598,225	NZD	2,477,008	3/15/23	(3,473)
USD	526,867	PEN	2,017,900	3/15/23	3,897
USD	128,533	PEN	498,697	3/15/23	(712)
USD	1,642,013	SEK	17,150,000	3/15/23	(1,658)
USD	93,581	BRL	484,362	4/4/23	(753)
IDR	1,638,200,000	USD	104,854	7/11/23	4,149
IDR	1,283,800,000	USD	81,852	7/11/23	3,571
IDR	1,027,000,000	USD	65,519	7/11/23	2,816
IDR	1,027,000,000	USD	65,591	7/11/23	2,744
USD	75,028	IDR	1,143,000,000	7/11/23	(1,025)
USD	91,708	IDR	1,398,000,000	7/11/23	(1,313)
USD	159,725	IDR	2,435,000,000	7/11/23	(2,297)
USD	69,394	IDR	1,049,100,000	7/25/23	(400)
					$90,769
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	99,978	USD	107,622	Standard Chartered Bank	2/10/23	$ 1,131	$ —
EUR	100,022	USD	107,726	Standard Chartered Bank	2/10/23	1,075	—
EUR	500,000	USD	544,681	State Street Bank and Trust Company	2/10/23	—	(796)
USD	172,725	EUR	160,371	Standard Chartered Bank	2/10/23	—	(1,721)
USD	177,577	EUR	164,956	Standard Chartered Bank	2/10/23	—	(1,857)
USD	2,669,317	EUR	2,478,389	Standard Chartered Bank	2/10/23	—	(26,597)
USD	2,744,310	EUR	2,549,258	Standard Chartered Bank	2/10/23	—	(28,694)
USD	197,715	CNH	1,371,000	Goldman Sachs International	2/17/23	—	(5,434)
SGD	2,140,000	USD	1,557,842	BNP Paribas	2/22/23	71,699	—
CAD	1,105,000	USD	826,251	Bank of America, N.A.	3/15/23	4,482	—
CAD	200,000	USD	147,610	Bank of America, N.A.	3/15/23	2,749	—
CAD	337,372	USD	252,190	Bank of America, N.A.	3/15/23	1,445	—
CAD	250,000	USD	187,382	Bank of America, N.A.	3/15/23	567	—
CAD	383,814	USD	286,756	Citibank, N.A.	3/15/23	1,793	—
CAD	383,814	USD	286,596	UBS AG	3/15/23	1,953	—
CZK	1,200,000	EUR	50,027	HSBC Bank USA, N.A.	3/15/23	204	—
CZK	2,366,667	EUR	96,233	UBS AG	3/15/23	3,052	—
CZK	2,366,666	EUR	96,314	UBS AG	3/15/23	2,964	—

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	2,366,667	EUR	96,437	UBS AG	3/15/23	$ 2,829	$ —
GBP	1,090,000	USD	1,325,955	Bank of America, N.A.	3/15/23	19,072	—
GBP	150,000	USD	185,808	Bank of America, N.A.	3/15/23	—	(713)
JPY	70,000,000	USD	539,992	Bank of America, N.A.	3/15/23	822	—
JPY	638,845,699	USD	4,862,998	BNP Paribas	3/15/23	72,669	—
JPY	26,700,000	USD	203,245	BNP Paribas	3/15/23	3,037	—
JPY	130,700,000	USD	1,021,497	Standard Chartered Bank	3/15/23	—	(11,720)
MYR	209,935	USD	48,478	Barclays Bank PLC	3/15/23	940	—
MYR	1,000,000	USD	229,463	Goldman Sachs International	3/15/23	5,936	—
MYR	200,000	USD	45,903	Goldman Sachs International	3/15/23	1,177	—
THB	6,000,000	USD	174,648	Standard Chartered Bank	3/15/23	7,881	—
THB	4,230,000	USD	123,765	Standard Chartered Bank	3/15/23	4,918	—
THB	3,000,000	USD	87,324	Standard Chartered Bank	3/15/23	3,940	—
THB	1,800,000	USD	52,362	Standard Chartered Bank	3/15/23	2,397	—
THB	1,602,600	USD	46,890	Standard Chartered Bank	3/15/23	1,863	—
THB	800,000	USD	23,272	Standard Chartered Bank	3/15/23	1,065	—
USD	699,450	JPY	91,532,026	UBS AG	3/15/23	—	(7,718)
USD	226,187	MXN	4,287,000	Goldman Sachs International	3/15/23	194	—
USD	161,857	MXN	3,081,000	Standard Chartered Bank	3/15/23	—	(561)
USD	319,952	MXN	6,123,100	UBS AG	3/15/23	—	(2,833)
USD	796,048	MXN	15,356,000	UBS AG	3/15/23	—	(13,458)
USD	272,785	NZD	421,000	Bank of America, N.A.	3/15/23	556	—
USD	112,075	NZD	172,610	Bank of America, N.A.	3/15/23	461	—
USD	129,584	NZD	199,975	Bank of America, N.A.	3/15/23	275	—
USD	124,118	NZD	191,555	Bank of America, N.A.	3/15/23	253	—
USD	95,521	NZD	147,350	Bank of America, N.A.	3/15/23	241	—
USD	125,464	NZD	193,660	Bank of America, N.A.	3/15/23	239	—
USD	106,534	NZD	164,390	Bank of America, N.A.	3/15/23	235	—
USD	70,918	NZD	109,460	Bank of America, N.A.	3/15/23	138	—
USD	311,704	PEN	1,209,102	Societe Generale	3/15/23	—	(1,653)
USD	1,293,690	PEN	5,018,225	Societe Generale	3/15/23	—	(6,861)
USD	840,883	SGD	1,140,000	Citibank, N.A.	3/15/23	—	(27,572)
USD	737,528	SGD	1,000,000	Goldman Sachs International	3/15/23	—	(24,274)
USD	380,575	ZAR	6,709,305	Citibank, N.A.	3/15/23	—	(3,641)
USD	891,579	ZAR	15,887,250	Goldman Sachs International	3/15/23	—	(18,222)
USD	380,836	ZAR	6,709,306	Standard Chartered Bank	3/15/23	—	(3,380)
USD	140,646	ZAR	2,450,000	UBS AG	3/15/23	344	—
USD	37,564	UYU	1,522,000	Citibank, N.A.	4/10/23	—	(1,306)
USD	36,959	UYU	1,500,000	Citibank, N.A.	4/10/23	—	(1,349)
USD	61,065	UYU	2,478,000	Citibank, N.A.	4/11/23	—	(2,210)
MYR	800,000	USD	183,866	Barclays Bank PLC	4/12/23	4,713	—
MYR	350,000	USD	82,678	Barclays Bank PLC	4/12/23	—	(175)
MYR	700,000	USD	160,679	Goldman Sachs International	4/12/23	4,327	—
AUD	700,000	USD	489,748	Bank of America, N.A.	4/20/23	5,806	—
AUD	1,200,000	USD	838,015	Citibank, N.A.	4/20/23	11,505	—

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,373,879	AUD	4,831,242	Citibank, N.A.	4/20/23	$ —	$ (46,321)
						$250,947	$(239,066)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
2/10/23	COP	1,056,780	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	$226,339	$ 4,325
2/10/23	COP	400,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	85,671	1,328
2/14/23	COP	609,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	130,434	2,504
2/16/23	COP	687,700	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	147,290	3,914
2/16/23	COP	604,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	129,363	2,330
2/20/23	COP	881,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	188,691	3,824
2/22/23	COP	213,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	45,620	781
2/24/23	COP	233,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	49,903	859
2/27/23	COP	645,915	Republic of Colombia, 5.75%, 11/3/27	Bank of America, N.A.	138,341	1,115
2/27/23	COP	991,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	212,250	3,438
3/6/23	COP	309,900	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	66,374	(49)
3/6/23	COP	350,000	Republic of Colombia, 6.25%, 11/26/25	Bank of America, N.A.	74,962	317
3/9/23	COP	158,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	33,840	817
3/24/23	COP	699,000	Republic of Colombia, 6.25%, 11/26/25	Goldman Sachs International	149,710	(156)
						$25,347
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Ultra-Long Treasury Bond	5	Long	3/22/23	$ 708,750	$(1,265)
U.S. 10-Year Treasury Note	14	Long	3/22/23	1,603,219	14,610
Euro-Bobl	(12)	Short	3/8/23	(1,530,273)	30,266
Euro-Buxl	(1)	Short	3/8/23	(156,550)	20,308
					$63,919
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 37,408
EUR	300	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	37,408
EUR	200	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	24,913
EUR	280	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	37,459
EUR	200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(30,933)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(46,399)
EUR	300	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(46,518)
EUR	280	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(49,085)
USD	150	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.44% (pays upon termination)	1/13/33	(310)
USD	1,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(16,784)
USD	450	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(6,287)
USD	400	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(709)
USD	800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	(1,054)

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	490	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	$ 4,059
							$(56,832)
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
AUD	1,850	Pays	3-month AUD Bank Bill (pays semi-annually)	3.89% (pays semi-annually)	1/10/25	$ 5,714	$ —	$ 5,714
AUD	1,700	Pays	3-month AUD Bank Bill (pays quarterly)	3.92% (pays quarterly)	1/10/25	5,861	—	5,861
BRL	7,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.54% (pays upon termination)	1/2/24	51	—	51
BRL	9,570	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.07% (pays upon termination)	1/2/24	9,806	—	9,806
BRL	3,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.24% (pays upon termination)	1/2/24	5,126	—	5,126
BRL	5,380	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.25% (pays upon termination)	1/2/24	7,418	—	7,418
BRL	8,250	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.34% (pays upon termination)	1/2/24	12,898	—	12,898
BRL	1,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.49% (pays upon termination)	1/4/27	(2,492)	—	(2,492)
CAD	3,230	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	4.44% (pays semi-annually)	1/10/25	7,049	—	7,049
CAD	2,280	Pays	3-month Canadian Bankers Acceptances (pays semi-annually)	3.45% (pays semi-annually)	7/21/27	1,718	1	1,719
CLP	59,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.57% (pays semi-annually)	12/21/27	823	—	823
CLP	643,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	8,760	—	8,760
CLP	96,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.58% (pays semi-annually)	12/21/27	1,287	—	1,287
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.62% (pays semi-annually)	12/21/27	1,068	—	1,068

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.64% (pays semi-annually)	12/21/27	$ 966	$ —	$ 966
CLP	95,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.67% (pays semi-annually)	12/21/27	812	—	812
CLP	84,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	12/21/27	672	—	672
CLP	52,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.69% (pays semi-annually)	12/21/27	402	—	402
CLP	72,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.72% (pays semi-annually)	12/21/27	421	—	421
CLP	82,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.74% (pays semi-annually)	12/21/27	413	—	413
CLP	66,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.20% (pays semi-annually)	4/8/32	4,169	—	4,169
CLP	202,840	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.35% (pays semi-annually)	4/11/32	15,672	—	15,672
CLP	38,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	6.40% (pays semi-annually)	4/20/32	3,250	—	3,250
COP	347,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.00% (pays quarterly)	11/26/25	8,224	—	8,224
COP	984,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.05% (pays quarterly)	11/26/25	23,037	—	23,037
COP	303,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.06% (pays quarterly)	11/26/25	6,473	—	6,473
COP	636,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.09% (pays quarterly)	11/26/25	13,517	—	13,517
COP	310,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.14% (pays quarterly)	11/26/25	6,503	—	6,503
COP	318,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.18% (pays quarterly)	11/26/25	6,606	—	6,606
COP	651,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	6.25% (pays quarterly)	11/26/25	13,284	—	13,284
COP	853,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	15,364	—	15,364
COP	210,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.60% (pays quarterly)	11/26/25	1,970	—	1,970

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
COP	400,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.75% (pays quarterly)	11/26/25	$ 3,406	$ —	$ 3,406
COP	211,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.85% (pays quarterly)	11/26/25	1,680	—	1,680
COP	213,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.23% (pays quarterly)	11/26/25	1,246	—	1,246
COP	147,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	712	—	712
COP	351,773	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.00% (pays quarterly)	11/26/25	564	—	564
COP	131,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	86	(2)	84
COP	252,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.28% (pays quarterly)	11/26/25	17	—	17
COP	1,132,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.38% (pays quarterly)	3/30/26	38,235	—	38,235
COP	480,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.48% (pays quarterly)	3/31/26	15,937	—	15,937
COP	514,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.56% (pays quarterly)	4/6/26	16,697	—	16,697
COP	350,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.54% (pays quarterly)	12/21/27	(5,416)	—	(5,416)
COP	1,135,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/27	(21,283)	—	(21,283)
COP	511,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	12.10% (pays quarterly)	12/21/27	(10,294)	—	(10,294)
COP	181,400	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.82% (pays quarterly)	3/26/28	7,575	—	7,575
COP	129,500	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.83% (pays quarterly)	3/26/28	5,396	—	5,396
COP	726,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	11.93% (pays quarterly)	12/21/32	(24,660)	—	(24,660)
ILS	2,800	Receives	3-month ILS TELBOR (pays annually)	3.25% (pays annually)	3/15/28	(390)	—	(390)
JPY	37,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.13% (pays annually)	12/1/24	78	—	78

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	108,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.14% (pays annually)	12/1/24	$ 194	$ —	$ 194
JPY	131,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.14% (pays annually)	12/1/24	244	—	244
JPY	58,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.14% (pays annually)	12/1/24	52	—	52
JPY	80,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	20,313	—	20,313
JPY	90,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.43% (pays annually)	6/15/32	22,853	—	22,853
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.90% (pays annually)	2/2/33	(700)	—	(700)
KRW	3,112,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	7/25/25	(2,675)	—	(2,675)
KRW	360,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	1/11/26	920	—	920
KRW	397,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.43% (pays quarterly)	1/11/26	1,292	—	1,292
KRW	221,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.36% (pays quarterly)	1/12/26	346	—	346
KRW	238,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	541	—	541
KRW	347,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.39% (pays quarterly)	1/12/26	805	—	805
KRW	200,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.24% (pays quarterly)	1/17/26	(171)	—	(171)
KRW	435,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	3/15/26	1,714	—	1,714
NZD	1,850	Pays	3-month NZD Bank Bill (pays quarterly)	5.17% (pays semi-annually)	1/11/25	3,348	—	3,348
NZD	2,000	Pays	3-month NZD Bank Bill (pays quarterly)	5.19% (pays semi-annually)	1/11/25	3,925	—	3,925
NZD	1,000	Pays	3-month NZD Bank Bill (pays quarterly)	4.98% (pays semi-annually)	2/2/25	(413)	—	(413)
PLN	890	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(524)	—	(524)
PLN	1,010	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(5,237)	—	(5,237)
PLN	650	Receives	6-month PLN WIBOR (pays semi-annually)	6.51% (pays annually)	6/28/32	(17,111)	—	(17,111)

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	650	Receives	6-month PLN WIBOR (pays semi-annually)	6.78% (pays annually)	6/28/32	$ (20,289)	$ —	$ (20,289)
PLN	800	Receives	6-month PLN WIBOR (pays semi-annually)	6.99% (pays annually)	9/21/32	(22,194)	—	(22,194)
PLN	510	Receives	6-month PLN WIBOR (pays semi-annually)	5.53% (pays annually)	12/21/32	(1,261)	—	(1,261)
PLN	590	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(4,812)	—	(4,812)
PLN	1,500	Receives	6-month PLN WIBOR (pays annually)	5.98% (pays semi-annually)	12/21/32	(15,573)	—	(15,573)
PLN	750	Receives	6-month PLN WIBOR (pays annually)	5.32% (pays semi-annually)	2/1/33	559	—	559
SEK	8,800	Pays	3-month SEK STIBOR (pays quarterly)	2.68% (pays annually)	12/21/27	(4,177)	—	(4,177)
SEK	6,200	Pays	3-month SEK STIBOR (pays quarterly)	2.71% (pays annually)	12/21/27	(1,917)	—	(1,917)
SEK	2,300	Pays	3-month STIBOR (pays quarterly)	2.81% (pays annually)	3/15/28	228	—	228
THB	10,600	Pays	Thai Overnight Repurchase Rate (pays quarterly)	2.19% (pays quarterly)	2/2/28	(236)	—	(236)
THB	70,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	(134,348)	—	(134,348)
TWD	15,300	Receives	3-month TWD TAIBOR (pays quarterly)	1.17% (pays quarterly)	12/21/27	1,547	—	1,547
TWD	46,100	Receives	3-month TWD TAIBOR (pays quarterly)	1.19% (pays quarterly)	12/21/27	3,159	—	3,159
USD	1,000	Pays	SOFR (pays annually)	3.06% (pays annually)	11/7/32	(13,683)	—	(13,683)
USD	160	Pays	SOFR (pays annually)	3.23% (pays semi-annually)	1/13/33	742	—	742
USD	1,000	Pays	SOFR (pays annually)	3.18% (pays annually)	2/2/33	(4,927)	—	(4,927)
ZAR	11,646	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	1/19/28	(56)	6	(50)
ZAR	11,235	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/19/28	1,154	7	1,161
ZAR	11,919	Pays	3-month ZAR JIBAR (pays quarterly)	7.71% (pays quarterly)	1/20/28	1,231	7	1,238
ZAR	9,000	Pays	3-month ZAR JIBAR (pays quarterly)	7.70% (pays quarterly)	2/1/28	212	—	212
Total						$31,503	$19	$31,522

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
Citibank, N.A.	MYR	1,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.71% (pays quarterly)	3/15/28	$ 1,837
Goldman Sachs International	MYR	900	Pays	3-month MYR KLIBOR (pays quarterly)	3.72% (pays quarterly)	3/15/28	1,653
Goldman Sachs International	MYR	2,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	3/15/28	4,022
Goldman Sachs International	MYR	1,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.74% (pays quarterly)	3/15/28	2,119
JPMorgan Chase Bank, N.A.	MYR	1,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.74% (pays quarterly)	3/15/28	2,065
Total							$11,696
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Pemex	$2,100	1.00% (pays quarterly)(1)	4.92%	12/20/27	$(322,546)	$454,742	$132,196
Total	$2,100				$(322,546)	$454,742	$132,196
Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Vietnam	Goldman Sachs International	$ 300	1.00% (pays quarterly)(1)	0.54%	6/20/24	$ 2,217	$(1,240)	$ 977
Vietnam	Goldman Sachs International	900	1.00% (pays quarterly)(1)	1.20	12/20/27	(6,815)	29,379	22,564
Total		$1,200				$(4,598)	$28,139	$23,541
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2023, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,300,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Effective Date/ Termination Date(1)	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 140,904,680 (pays semi-annually)*	1.41% on CLP equivalent of CLF 172,000 (pays semi-annually)*	Not Applicable/ 1/13/33	$4,865
BNP Paribas	3-month PLN WIBOR + 1.45% on PLN 520,798 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date**	3-month EURIBOR on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount**	10/14/25/ 10/14/28	16,121
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 63,504,540 (pays semi-annually)*	2.10% on CLP equivalent of CLF 2,000 (pays semi-annually)*	Not Applicable/ 4/8/32	(9,682)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 158,776,700 (pays semi-annually)*	2.25% on CLP equivalent of CLF 5,000 (pays semi-annually)*	Not Applicable/ 4/11/32	(27,121)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 28,777,725 (pays semi-annually)*	1.85% on CLP equivalent of CLF 900 (pays semi-annually)*	Not Applicable/ 4/20/32	(3,311)
				$(19,128)
(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
**	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.
Abbreviations:
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
HICP	– Harmonised Indices of Consumer Prices
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
OTC	– Over-the-counter

SOFR	– Secured Overnight Financing Rate
STIBOR	– Stockholm Interbank Offered Rate
TAIBOR	– Taipei Interbank Offered Rate
TBA	– To Be Announced
TELBOR	– Tel Aviv Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	– Australian Dollar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
GBP	– British Pound Sterling
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel

ISK	– Icelandic Krona
JPY	– Japanese Yen
KRW	– South Korean Won
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NZD	– New Zealand Dollar
PEN	– Peruvian Sol
PHP	– Philippine Peso
PLN	– Polish Zloty
RSD	– Serbian Dinar
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

TWD	– Taiwan New Dollar
UAH	– Ukrainian Hryvnia
USD	– United States Dollar

UYU	– Uruguayan Peso
ZAR	– South African Rand

At January 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and options contracts to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
Affiliated Investments
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $6,378,687, which represents 16.7% of the Portfolio's net assets. Transactions in such funds by the Portfolio for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,368,351	$26,799,020	$(21,788,684)	$ —	$ —	$6,378,687	$19,105	6,378,687
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 1,677,394	$ —	$ 1,677,394
Foreign Corporate Bonds	—	977,626	—	977,626
Sovereign Government Bonds	—	25,216,671	—	25,216,671
U.S. Government Agency Mortgage-Backed Securities	—	3,849,487	—	3,849,487
U.S. Treasury Obligations	—	367,488	—	367,488

International Income Portfolio
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Short-Term Investments:
Affiliated Fund	$6,378,687	$ —	$ —	$ 6,378,687
Sovereign Government Securities	—	43,467	—	43,467
U.S. Treasury Obligations	—	1,198,144	—	1,198,144
Total Investments	$6,378,687	$33,330,277	$ —	$39,708,964
Forward Foreign Currency Exchange Contracts	$ —	$ 768,652	$ —	$ 768,652
Non-Deliverable Bond Forward Contracts	—	25,552	—	25,552
Futures Contracts	65,184	—	—	65,184
Swap Contracts	—	522,488	—	522,488
Total	$6,443,871	$34,646,969	$ —	$41,090,840
Liability Description
Written Interest Rate Swaptions	$ —	$ (12,614)	$ —	$ (12,614)
Forward Foreign Currency Exchange Contracts	—	(666,002)	—	(666,002)
Non-Deliverable Bond Forward Contracts	—	(205)	—	(205)
Futures Contracts	(1,265)	—	—	(1,265)
Swap Contracts	—	(882,393)	—	(882,393)
Total	$ (1,265)	$(1,561,214)	$ —	$(1,562,479)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$532,429	$41,884	$574,313
Realized gains (losses)	—	—	—
Change in net unrealized appreciation (depreciation)	—	—	—
Cost of purchases	—	—	—
Proceeds from sales, including return of capital	—	—	—
Accrued discount (premium)	—	—	—
Transfers to Level 3	—	—	—
Transfers from Level 3(1)	(532,429)	(41,884)	(574,313)
Balance as of January 31, 2023	$ —	$ —	$ —
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.